Equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Equity
Profit for the year	[1]	R$ 126,338	R$ 27,310
(-) Constitution of legal reserve (5% of net profit)		(6,317)	(1,366)
Adjusted net profit		120,021	25,944
(-) Mandatory minimum dividends - 25% of adjusted net profit		(30,005)	(6,486)
(-) Additional dividends proposed		(10,995)	(6,486)
Proposed dividends		(41,000)	(12,972)
Set up of reserve for investments and expansion		79,021	12,972
Total paid-in capital (per thousand shares)		56,889	56,889
(-) Treasury shares (per thousand shares)		(3,087)	(3,255)
(=) Free float (per thousand shares)		R$ 53,802	R$ 53,634
Dividend per share (R$)		R$ 0.76	R$ 0.24

[1]	Of this amount, 140,450 shares are held by Agro Managers S.A. and 1,000 shares are held by Agro Managers, subsidiaries of Cresud S.A.